11 Investments	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Investments

11	Investments

(a)	Information on investments

		Interest in total and	Net profit (loss)
		voting capital (%)	for the year			Equity
		Direct and indirect	2019	2018	2017	2019	2018

Jointly-controlled investment
RPR	(i)	33.20	29,687	6,358	106,109	93,025	99,672
Odebrecht Comercializadora de Energia S.A. ("OCE")	(ii)			(48)	(543)

Associate
Borealis	(iii)	20.00	17,622	(2,900)	17,752	164,086	163,884

(i)	RPR – its main activities are the refine, processing and sale and import of oil, its byproducts and correlated products.
(ii)	Terminated in June 2018.
(iii)	Borealis – its main activities are the production and commercialization of petrochemical byproducts and correlated products.

(b)	Changes in investments

		Dividends		Equity
	Balance at	and interest	Equity in results	valuation		Balance at
	2018	on equity	of investees	adjustments	Other	2019
Domestic associate
Borealis	32,776	(3,002)	3,042			32,816
RPR	33,094	(4,295)	9,857	(7,769)		30,887
Other	84	-			56	140
	65,954	(7,297)	12,899	(7,769)	56	63,843

(c)	Impact on the consolidation of Braskem Idesa

In compliance with IFRS 12, the Company is presenting the financial statements of the subsidiary in which the non-controlling shareholder holds interest, and the material effects on the Company’s consolidated statements.

Balance sheet	Consolidated Braskem
	without the effect of Braskem Idesa consolidated			Braskem Idesa consolidated (i)			Eliminations		Consolidated
	2019	2018		2019	2018		2019	2018	2019	2018
Assets
Curent
Cash and cash equivalents	5,786,645	4,584,280		1,017,235	963,357				6,803,880	5,547,637
Financial investments	1,687,504	2,357,613							1,687,504	2,357,613
Trade accounts receivable	1,973,414	2,574,791		331,838	627,879		(19,502)	(127,452)	2,285,750	3,075,218
Inventories	7,028,641	7,907,429		596,443	579,148				7,625,084	8,486,577
Taxes recoverable	1,084,055	313,499		153,956	109,689				1,238,011	423,188
Income tax and social contribution	439,933	423,900							439,933	423,900
Derivatives	4,712	6,714			21,000				4,712	27,714
Judicial deposits	2,571,683								2,571,683
Other receivables	393,593	372,846		339,404	319,122				732,997	691,968

	20,970,180	18,541,072		2,438,876	2,620,195		(19,502)	(127,452)	23,389,554	21,033,815

Non-current
Taxes recoverable	2,257,652	1,332,730		66	61				2,257,718	1,332,791
Income tax and social contribution	239,847	241,788							239,847	241,788
Deferred tax	1,713,837	114,000		948,759	990,158				2,662,596	1,104,158
Related parties	6,729,486	6,137,206				(ii)	(6,729,486)	(6,137,206)
Derivatives	17,877				46,664				17,877	46,664
Judicial deposits	1,508,880	169,536							1,508,880	169,536
Other receivables	369,137	377,356		505	553				369,642	377,909
Property, plant and equipment	20,488,870	20,102,981		12,537,615	12,365,063	(iii)	(711,304)	(708,154)	32,315,181	31,759,890
Intangible	2,568,347	2,562,722		193,741	178,260				2,762,088	2,740,982
Right of use of assets	2,309,506			296,148					2,605,654

	38,203,439	31,038,319		13,976,834	13,580,759		(7,440,790)	(6,845,360)	44,739,483	37,773,718

Total assets	59,173,619	49,579,391		16,415,710	16,200,954		(7,460,292)	(6,972,812)	68,129,037	58,807,533

Liabilities and shareholders' equity
Current
Trade payables	8,903,168	8,099,755		233,323	368,949		(19,502)	(127,452)	9,116,989	8,341,252
Borrowings	774,924	737,436							774,924	737,436
Debentures	46,666	27,732							46,666	27,732
Braskem Idesa Borrowings				744,408	10,504,592				744,408	10,504,592
Payroll and related charges	598,147	617,079		25,576	28,317				623,723	645,396
Taxes payable	306,453	419,204		16,433	12,801				322,886	432,005
Income tax and social contribution	34,856	69,268							34,856	69,268
Lease	619,217	9,767		57,074					676,291	9,767
Provision - geological event in Alagoas	1,450,476								1,450,476
Other financial liabilities	516,933								516,933
Other payables	1,798,865	1,922,781		109,143	75,849				1,908,008	1,998,630

	15,049,705	11,903,022		1,185,957	10,990,508		(19,502)	(127,452)	16,216,160	22,766,078

Non-current
Loan agreements	28,242,052	24,160,720							28,242,052	24,160,720
Braskem Idesa Borrowings				9,237,318					9,237,318
Debentures	227,901	266,777							227,901	266,777
Accounts payable to related parties				6,714,236	6,147,768	(ii)	(6,714,236)	(6,147,768)
Loan to non-controlling shareholders of Braskem Idesa			(v)	2,395,887	2,183,830				2,395,887	2,183,830
Deferred income tax and social contribution	273,036	381,582							273,036	381,582
Provision for losses on subsidiaries	3,082,173	2,871,819				(iv)	(3,082,173)	(2,871,819)
Lease	1,767,314	90,790		233,291					2,000,605	90,790
Provision - geological event in Alagoas	1,932,591								1,932,591
Other payables	3,625,695	3,292,738		33,086	10,348				3,658,781	3,303,086

	39,150,762	31,064,426		18,613,818	8,341,946		(9,796,409)	(9,019,587)	47,968,171	30,386,785

Shareholders' equity
Attributable to the Company's shareholders	4,886,089	6,531,070		(3,384,065)	(3,131,500)		3,383,274	3,131,500	4,885,298	6,531,070
Non-controlling interest in subsidiaries	87,063	80,873					(1,027,655)	(957,273)	(940,592)	(876,400)

	4,973,152	6,611,943		(3,384,065)	(3,131,500)		2,355,619	2,174,227	3,944,706	5,654,670

Total liabilities and shareholders' equity	59,173,619	49,579,391		16,415,710	16,200,954		(7,460,292)	(6,972,812)	68,129,037	58,807,533

(i)	Consolidation of Braskem Idesa with its direct subsidiary Braskem Idesa Serviços.
(ii)	Loan from Braskem Holanda as part of shareholders’ contribution to the Braskem Idesa project.
(iii)	Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.
(iv)	Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.
(v)	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholder. These proceeds were used by Braskem Idesa to fund its construction project.

Statement of profit or loss
	Consolidated Braskem
	Ex consolidated Braskem Idesa			Braskem Idesa consolidated			Eliminations			Consolidated
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
		Restated									Restated

Net revenue	49,961,286	54,851,243	46,207,109	3,050,420	3,766,371	3,656,801	(688,181)	(617,748)	(603,316)	52,323,525	57,999,866	49,260,594
Cost of products sold	(44,111,980)	(44,928,721)	(34,675,494)	(2,509,060)	(2,314,998)	(2,125,031)	741,922	667,062	623,117	(45,879,118)	(46,576,657)	(36,177,408)

	5,849,306	9,922,522	11,531,615	541,360	1,451,373	1,531,770	53,741	49,314	19,801	6,444,407	11,423,209	13,083,186

Income (expenses)
Selling and distribution	(1,582,794)	(1,495,507)	(1,274,362)	(200,661)	(193,672)	(171,791)				(1,783,455)	(1,689,179)	(1,446,153)
(Loss) reversals for impairment of trade accounts receivable	(4,772)	87,008	(13,455)	(2,297)						(7,069)	87,008	(13,455)
General and administrative	(2,082,002)	(1,669,277)	(1,336,072)	(141,269)	(123,576)	(122,043)	(909)	(332)	23,843	(2,224,180)	(1,793,185)	(1,434,272)
Research and development	(247,730)	(219,256)	(167,456)							(247,730)	(219,256)	(167,456)
Results from equity investments	(326,427)	76,821	191,949				336,645	(77,709)	(151,993)	10,218	(888)	39,956
Other income	2,102,684	656,725	282,629	305,750	370,497	32,305				2,408,434	1,027,222	314,934
Other expenses	(4,466,450)	(502,795)	(1,169,814)	19,508	(51,918)					(4,446,942)	(554,713)	(1,169,814)

	(758,185)	6,856,241	8,045,034	522,391	1,452,704	1,270,241	389,477	(28,727)	(108,349)	153,683	8,280,218	9,206,926

Financial results
Financial expenses	(3,009,471)	(2,227,544)	(3,044,668)	(1,205,412)	(1,090,019)	(973,952)	332,098	310,012	271,403	(3,882,785)	(3,007,551)	(3,747,217)
Financial income	1,135,118	867,185	850,367	47,534	31,879	24,666	(332,098)	(310,012)	(271,403)	850,554	589,052	603,630
Exchange rate variations, net	(1,768,850)	(2,014,205)	(936,804)	75,610	(232,064)	132,186	(31,280)	(10,714)	5,856	(1,724,520)	(2,256,983)	(798,762)

	(3,643,203)	(3,374,564)	(3,131,105)	(1,082,268)	(1,290,204)	(817,100)	(31,280)	(10,714)	5,856	(4,756,751)	(4,675,482)	(3,942,349)

Profit (loss) before income tax
and social contribution	(4,401,388)	3,481,677	4,913,929	(559,877)	162,500	453,141	358,197	(39,441)	(102,493)	(4,603,068)	3,604,736	5,264,577

IR and CSL - current and deferred	1,873,207	(639,394)	(1,057,699)	89,463	(97,157)	(299,983)				1,962,670	(736,551)	(1,357,682)
	1,873,207	(639,394)	(1,057,699)	89,463	(97,157)	(299,983)				1,962,670	(736,551)	(1,357,682)

Profit (loss)for the year	(2,528,181)	2,842,283	3,856,230	(470,414)	65,343	153,158	358,197	(39,441)	(102,493)	(2,640,398)	2,868,185	3,906,895

Discontinued operations results
Profit (loss) from discontinued operations			13,499									13,499
IR and CSL - current and deferred			(4,623)									(4,623)
			8,876									8,876

Profit (loss) for the year	(2,528,181)	2,842,283	3,865,106	(470,414)	65,343	153,158	358,197	(39,441)	(102,493)	(2,640,398)	2,868,185	3,915,771

Statement of cash flows	Consolidated Braskem
	Ex consolidated Braskem Idesa			Braskem Idesa consolidated			Eliminations			Consolidated
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017

Profit (loss) before income tax and social contribution	(4,401,388)	3,481,677	4,913,929	(559,877)	162,500	453,141	358,197	(39,441)	(102,493)	(4,603,068)	3,604,736	5,264,577

Adjustments for reconciliation of profit (loss)
Depreciation, amortization and depletion	2,732,181	2,228,978	2,230,466	952,916	810,581	742,033	(52,832)	(48,982)	(43,644)	3,632,265	2,990,577	2,928,855
Results from equity investments	326,427	(76,821)	(191,949)				(336,645)	77,709	151,993	(10,218)	888	(39,956)
Interest and monetary and exchange variations, net	3,050,987	4,658,342	2,900,745	1,062,843	1,344,888	802,825	31,280	10,714	(5,856)	4,145,110	6,013,944	3,697,714
Gain from divestment in subsidiary			(276,816)									(276,816)
Reversal of provisions	320,439	23,725	(223,340)							320,439	23,725	(223,340)
Provisions - Leniency agreement			375,476									375,476
Provision - geological event in Alagoas	3,383,067									3,383,067
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(1,904,206)	(519,830)								(1,904,206)	(519,830)
Loss (reversals) for impairment of trade accounts receivable	7,069	(87,008)	13,455							7,069	(87,008)	13,455
Provision for losses and write-offs of long-lived assets	224,825	69,270	212,759	379	3,200	425				225,204	72,470	213,184

	3,739,401	9,778,333	9,954,725	1,456,261	2,321,169	1,998,424				5,195,662	12,099,502	11,953,149

Changes in operating working capital
Other financial assets	(3,680,460)									(3,680,460)
Financial investments	797,445	98,349	(953,228)							797,445	98,349	(953,228)
Trade accounts receivable	677,176	251,683	(1,317,929)	325,820	(7,348)	(373,066)	(107,950)	(20,917)	79,148	895,046	223,418	(1,611,847)
Inventories	825,236	(1,337,618)	(1,387,696)	42,581	(199,672)	36,668				867,817	(1,537,290)	(1,351,028)
Taxes recoverable	1,216,225	1,068,637	415,923	(20,798)	(46,395)	53,370				1,195,427	1,022,242	469,293
Prepaid expenses	85,549	(67,051)	(21,732)	117,183	(38,112)	(8,789)				202,732	(105,163)	(30,521)
Other receivables	(242,727)	(12,596)	34,500	(30,938)	(236,392)	(8,698)				(273,665)	(248,988)	25,802
Trade payables	330,633	1,113,381	(1,444,468)	(156,138)	209,077	(119,033)	107,950	20,917	(79,148)	282,445	1,343,375	(1,642,649)
Taxes payable	(485,309)	(828,222)	(132,697)	(84,484)	(149,026)	(82,817)				(569,793)	(977,248)	(215,514)
Advances from customers	176,189	(218,623)	(3,089)	21,776	18,665	(10,423)				197,965	(199,958)	(13,512)
Leniency agreement	(341,605)	(330,006)	(1,343,803)							(341,605)	(330,006)	(1,343,803)
Sundry provisions	(226,519)	(116,458)	194,596	10,971						(215,548)	(116,458)	194,596
Other payables	348,916	415,468	(70,546)	13,287	417,759	126,087				362,203	833,227	55,541

Cash generated (used) from operations	3,220,150	9,815,277	3,924,556	1,695,521	2,289,725	1,611,723				4,915,671	12,105,002	5,536,279

Interest paid	(1,576,526)	(1,328,420)	(1,648,971)	(661,919)	(588,381)	(505,082)				(2,238,445)	(1,916,801)	(2,154,053)
Income tax and social contribution paid	(403,614)	(937,557)	(919,236)	(8,337)	(274)	(1,370)				(411,951)	(937,831)	(920,606)

Net cash generated (used) by operating activities	1,240,010	7,549,300	1,356,349	1,025,265	1,701,070	1,105,271				2,265,275	9,250,370	2,461,620

Proceeds from the sale of fixed assets and intangible assets	12,590	95,133	39,660							12,590	95,133	39,660
Proceeds from the sale of investments		81,000	450,000								81,000	450,000
Funds received in the investments' capital reduction		2,254									2,254
Dividends received	3,513	41,791								3,513	41,791
Additions to investments in subsidiaries			(608,181)									(608,181)
Acquisitions to property, plant and equipment and intangible assets	(2,578,558)	(2,635,906)	(2,185,567)	(103,964)	(70,422)	(87,630)				(2,682,522)	(2,706,328)	(2,273,197)
Other investments		(2,167)	(14,683)								(2,167)	(14,683)

Net cash used in investing activities	(2,562,455)	(2,417,895)	(2,318,771)	(103,964)	(70,422)	(87,630)				(2,666,419)	(2,488,317)	(2,406,401)

Short-term and long-term debt
Acquired	20,586,103	4,301,626	8,492,341							20,586,103	4,301,626	8,492,341
Payments	(17,425,409)	(6,592,197)	(8,779,091)							(17,425,409)	(6,592,197)	(8,779,091)
Derivative transactions
Payments			(810,279)									(810,279)
Braskem Idesa borrowings
Acquired				3,497,622		187,959				3,497,622		187,959
Payments				(4,398,453)	(812,929)	(1,080,502)				(4,398,453)	(812,929)	(1,080,502)
Related parties
Acquired loans (payment of loans )		72,880	20,637		(72,880)	(20,637)
Lease	(407,320)			(46,870)						(454,190)
Dividends paid	(668,904)	(1,499,900)	(998,893)							(668,904)	(1,499,900)	(998,893)
Other financial liabilities	499,999									499,999

Cash generated (used) in financing activities	2,584,469	(3,717,591)	(2,075,285)	(947,701)	(885,809)	(913,180)				1,636,768	(4,603,400)	(2,988,465)

Exchange variation on cash of foreign subsidiaries	(59,659)	(309,941)	17,849	80,278	(76,168)	(11,374)				20,619	(386,109)	6,475

Increase in cash and cash equivalents	1,202,365	1,103,873	(3,019,858)	53,878	668,671	93,087				1,256,243	1,772,544	(2,926,771)

Represented by
Cash and cash equivalents at the beginning for the year	4,584,280	3,480,407	6,500,265	963,357	294,686	201,599				5,547,637	3,775,093	6,701,864
Cash and cash equivalents at the end for the year	5,786,645	4,584,280	3,480,407	1,017,235	963,357	294,686				6,803,880	5,547,637	3,775,093

Increase in cash and cash equivalents	1,202,365	1,103,873	(3,019,858)	53,878	668,671	93,087				1,256,243	1,772,544	(2,926,771)